INCOME TAXES - Schedule of Gross Deductible Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$ 634	$ 402
Other unrecognized tax attributes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	37	37
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	24	24
Foreign countries | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	548	341
Foreign countries | Capital losses (foreign)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$ 25	$ 0